Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of earning per share basic and diluted reconciliation
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Year Ended December 31, 2020	Year Ended December 31, 2019
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$1,492,477	$632,256
Unrealized gain (loss) on marketable securities held in Trust Account	2,868	(5,729)
Less: interest available to be withdrawn for payment of taxes	(240,068)	(186,104)

Net income attributable to Class A common stock subject to possible redemption	$1,255,278	$440,42 3

Denominator: Weighted Average Class A Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	27,639,376	28,129,383

Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.05	$0.02

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(15,265,396)	$(7,209,680)
Less: Net income allocable to Class A Common stock subject to possible redemption	(1,255,278)	(440,42 3)

Non-Redeemable Net Loss	$(16,520,674)	$(7,650,103)

Denominator: Weighted Average Non-Redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	11,891,874	7,814,396

Basic and diluted net loss per share, Non-redeemable common stock	$(1.39)	$(0.98)